LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Millions	Jul. 15, 2022	Dec. 31, 2021	Jun. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Effective interest rate (as a percent)	5.00%		6.625%
Total long-term debt		$ 6,509.5		$ 5,740.5
Change in fair value related to hedged interest rate risk		8.3		16.8
Financing fees, net of amortization		(37.8)		(29.7)
Total adjustments for long-term debt		(29.5)		(12.9)
Total long-term debt, current and non current		6,480.0		5,727.6	$ 5,899.4
Long term debt excluding financing fees		3,245.9		3,655.1
Financial instruments designated as hedging instruments, at fair value		381.4		605.1
Parent Company | Senior Notes
Long-term debt
Total long-term debt		1,089.3		1,593.4
Subsidiaries | Videotron
Long-term debt
Total long-term debt		$ 5,408.2		4,120.0
Subsidiaries | Videotron | Bank credit facility
Long-term debt
Effective interest rate (as a percent)		1.90%
Total long-term debt		$ 285.0
Subsidiaries | Videotron | Senior Notes
Long-term debt
Total long-term debt		$ 5,123.2		4,120.0
Subsidiaries | TVA Group | Bank credit facility
Long-term debt
Effective interest rate (as a percent)		1.85%
Total long-term debt		$ 12.0		$ 27.1